Loans and financings	12 Months Ended
Dec. 31, 2023
Loans And Financings
Loans and financings

24	Loans and financings

Accounting policy

Loans and financings are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost, unless they are designated as fair value option, if necessary to eliminate the accounting mismatch that would arise if amortized cost were used. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs.

To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)	Composition

					Total		Fair value
				2023	2022	2023	2022
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 5.84%	18,539	1,194,015	1,212,554	1,210,483	1,207,918	1,162,741
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5.46%	28,602	180,345	208,947	216,316	187,796	183,452
Export credit notes	LIBOR + 1,54% (i) CDI 134.20% SOFR TERM + 2.5% SOFR + 1,54%	95,719	142,143	237,862	232,790	237,791	227,201
Other		336	65,867	66,203	9,670	64,497	7,054
		143,196	1,582,370	1,725,566	1,669,259	1,698,002	1,580,448
Current portion of long-term loans and financings (principal)		115,904
Interest on loans and financings		27,292

(i) On June 30, 2023 LIBOR (London Interbank Offered Rate) was last issued and discontinued. The decision to discontinue LIBOR was made due to concerns about a lack of liquidity and the lack of underlying transactions supporting the taxes. As a result, regulators and financial authorities around the world have encouraged the transition to more robust and sustainable alternative benchmark interest rates. The transition involves transferring financial contracts and instruments that rely on LIBOR to other reference rates, such as short-term interest rates based on real transactions, such as SOFR (Secured Overnight Financing Rate).

Therefore, as guided by regulators and financial authorities, the Company adopted the change in indexes in its financial contracts and instruments indexed on LIBOR to SOFR as of July 1, 2023.

(b)	Loans and financing transactions during the year ended on December 31, 2023

On October 20, 2023, the Company entered into a sustainability-linked revolving credit facility with a group of financial institutions of lenders, which allows the Company to borrow up to USD 320,000. The revolving credit facility has a term of five years, and the amounts drawn are subject to an initial interest rate of 1.60% plus Term SOFR (Secured Overnight Financing Rate). The applicable margin is subject to compliance with certain sustainability key performance indicators. The new facility replaces Nexa’s 2019 USD 300,000 revolving credit facility, which was set to mature in October 2024.

As of December 31, 2023, the Company has not drawn on this revolving credit facility.

On December 12, 2023, the Company entered into a Bank Credit Note agreement in the total principal amount of USD 50,000 (equivalent to BRL 245,250 thousand) with maturity in 2028, and an interest rate of 2.57% plus the 12-month TERM SOFR (Secured Overnight Financing Rate).

On December 18, 2023, the Company entered into a financing agreement in the total principal amount of USD 6,012 with maturity in 2031, and an interest rate of 0.86% plus TJLP index.

(c)	Changes in the year

	2023	2022
Balance at the beginning of the year	1,669,259	1,699,315
New loans and financings	56,408	95,621
Debt issue costs	(74)	(63)
Payments of loans and financings	(27,087)	(24,639)
Bonds repurchased	-	(128,470)
Foreign exchange effects	23,996	22,695
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	583	(521)
Changes in fair value of loans and financings - note 10	525	1,472
Interest accrual	112,612	110,679
Interest paid on loans and financings	(113,018)	(109,263)
Amortization of debt issue costs	2,362	2,433
Balance at the end of the year	1,725,566	1,669,259

(d)	Maturity profile

							2023
	2024	2025	2026	2027	2028	As from 2029	Total
Eurobonds – USD (i)	18,539	(2,200)	(2,270)	698,567	499,918	-	1,212,554
BNDES	28,602	26,734	23,675	14,500	14,500	100,936	208,947
Export credit notes	95,719	52,143	-	90,000	-	-	237,862
Other	336	1,390	2,413	2,413	52,412	7,239	66,203
	143,196	78,067	23,818	805,480	566,830	108,175	1,725,566

(i)The negative balances refer to related funding costs (fee) amortization.

(e)	Analysis by currency

			2023	2022
	Current	Non-current	Total	Total
USD	112,210	1,334,015	1,446,225	1,392,625
BRL	30,986	248,355	279,341	276,190
Other	-	-	-	444
	143,196	1,582,370	1,725,566	1,669,259

(f)	Analysis by index

			2023	2022
	Current	Non-current	Total	Total
Fixed rate	18,540	1,194,014	1,212,554	1,210,972
SOFR	93,671	140,000	233,671	91,657
TLP	15,064	158,936	174,000	175,272
CDI	2,242	52,143	54,385	50,722
BNDES SELIC	9,455	14,990	24,445	27,796
TJLP	4,224	22,287	26,511	22,354
LIBOR	-	-	-	90,411
Other	-	-	-	75
	143,196	1,582,370	1,725,566	1,669,259

(g)	Guarantees and covenants

The Company has loans and financings that are subject to certain financial covenants at the consolidated level, such as: (i) leverage ratio; (ii) capitalization ratio; and (iii) debt service coverage ratio. When applicable, these compliance obligations are standardized for all debt agreements. No changes to the contractual guarantees occurred in the year ended on December 31, 2023.

As of December 31, 2023, the Company was in compliance with all its financial covenants, as well as the Company was compliant with other qualitative covenants.